Cover Page	Oct. 28, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	IDEX CORP
Entity Incorporation, State or Country Code	DE
Entity File Number	1-10235
Entity Tax Identification Number	36-3555336
Entity Address, Address Line One	3100 Sanders Road
Entity Address, Address Line Two	Suite 301
Entity Address, City or Town	Northbrook
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60062
City Area Code	847
Local Phone Number	498-7070
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	IEX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000832101
Amendment Flag	false